Fair Value, Assets Measured at Fair Value Non-recurring (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Assets measured at fair value on a non-recurring basis [Abstract]
Other Real Estate Owned, Valuation Technique [Extensible List]	Valuation, Market Approach [Member]	Valuation, Market Approach [Member]
Other Real Estate Owned, Measurement Input [Extensible List]	Measurement Input, Comparability Adjustment [Member]	Measurement Input, Comparability Adjustment [Member]
Individually evaluated loans [Abstract]
Individually evaluated loans	$ 4,687,169
Impaired loans [Abstract]
Impaired loans	25,700	$ 18,504
Valuation charge on other real estate owned	68	121
Collateral dependent impaired loans	0	0
Gross charge offs, residential impaired loans	0	0
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned	0	0
Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned	0	0
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned	$ 2,061	$ 362
Nonrecurring [Member] | Minimum [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned, unobservable inputs	0.02	0.01
Nonrecurring [Member] | Maximum [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned, unobservable inputs	0.47	0.14
Nonrecurring [Member] | Weighted Average [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned, unobservable inputs	0.18	0.06
Nonrecurring [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Individually evaluated loans [Abstract]
Individually evaluated loans	$ 0
Impaired loans [Abstract]
Impaired loans		$ 0
Nonrecurring [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Significant Other Observable Inputs (Level 2) [Member]
Individually evaluated loans [Abstract]
Individually evaluated loans	0
Impaired loans [Abstract]
Impaired loans		0
Nonrecurring [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Significant Unobservable Inputs (Level 3) [Member]
Individually evaluated loans [Abstract]
Individually evaluated loans	0
Impaired loans [Abstract]
Impaired loans		0
Nonrecurring [Member] | Carrying Value [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned	2,061	362
Nonrecurring [Member] | Carrying Value [Member] | Real Estate Mortgage - 1 to 4 Family [Member]
Individually evaluated loans [Abstract]
Individually evaluated loans	$ 0
Impaired loans [Abstract]
Impaired loans		$ 0